Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities [Abstract]
Accrued consultant fees	$ 278	$ 268
Accrued employee compensation	3,231	711
Accrued professional fees	523
Accrued other	348	184
Accrued Liabilities	$ 4,380	$ 1,163